[Milbank, Tweed, Hadley & McCloy LLP Letterhead]

                                                                                                                                November 2, 2006

VIA EDGAR

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-7010

ATTN:      Division of Corporate Finance

Re:                               Registration Statement on Form F-1 for
AerCap Holdings N.V.

Ladies and Gentlemen:

On behalf of AerCap Holdings N.V., a Netherlands public limited liability company (“naamloze vennootschap”) (the “Company”), we submit the Company’s Registration Statement (the “Registration Statement”) on Form F-1 relating to up to 30,015,000 ordinary shares to be filed with the Securities and Exchange Commission (the “Commission”) through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system for filing under the Securities Act of 1933, as amended.

Please contact the undersigned at (212) 530-5505 with any questions you may have with respect to the foregoing.

Sincerely yours,

/s/ DOUGLAS A. TANNER
Douglas A. Tanner

Enclosures